Taxation - Schedule of Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current income tax expense	$ 151,153	$ 672,205	$ 2,452,822
Deferred income tax expense	(1,733,152)	(38,890)
Income tax benefit, total	$ (1,702,127)	$ 633,315	$ 2,452,822